INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
INCOME TAXES
Components of net deferred income tax assets
The components of the net deferred income tax asset at December 31, 2016 and 2015 are as follows:

	2016	2015
Deferred tax assets:
Net operating loss carryforwards	$12,577,138	$11,353,162
Share-based compensation	3,578,769	2,023,572
Research and development credit carryforwards	1,808,123	1,205,464
Gross deferred tax assets	17,964,030	14,582,198
Less valuation allowance	(17,964,030)	(14,582,198)
Net deferred tax asset	$—	$—

Reconciliation of income tax expense (benefit) at the statutory federal income tax rate
A reconciliation of income tax expense (benefit) at the statutory Federal income tax rate and income taxes as reflected in the financial statements for each of the years ended December 31, 2016 and 2015 is as follows:

	2016	2015
Federal income tax expense at statutory rate	(34.0)%	(34.0)%
Permanent differences	15.3	0.1
Change in valuation allowance	15.8	33.9
Other	2.9	—
Effective income tax rate	—%	—%